SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss)	$ (3,123,317)	$ 116,093	$ (18,560,558)	$ 109,712	$ 1,229,601	$ (2,097,013)
Net (loss)/income attributable to common stockholders - basic	(3,123,317)	116,093	(18,560,558)	109,712	1,229,601	(2,097,013)
Add back interest for subordinated convertible promissory note	$ 2,500	$ 2,500	$ 40,833	$ 7,500	286,667	286,667
Income (Loss) Available to Common Stockholders on Converted Basis					$ 1,516,268	$ (1,810,346)
Original Shares:
Weighted average shares outstanding - basic	1,965,285	498,941	1,252,543	498,941	14,968,215	14,782,442
Weighted-average effect of potentially dilutive securities:
Conversion of subordinated convertible promissory note	3,333	57,884	3,333	57,884	1,736,533	1,736,533
Exercise of investor and placement agent warrants		292,806		292,806	9,450,840	7,450,840
Weighted average shares outstanding - diluted	1,968,618	1,119,834	1,255,876	1,095,037	89,495,790	42,879,058
Earnings (loss) Per Share
- Basic	$ (1.59)	$ 0.23	$ (14.82)	$ 0.22	$ 0.08	$ (0.14)
- Diluted	$ (1.59)	$ 0.11	$ (14.75)	$ 0.11	$ 0.02	$ (0.14)
Net (loss)/income including non-controlling interests	$ (3,240,017)	$ 116,093	$ (18,778,917)	$ 109,712
Less: Net loss attributable to non-controlling interest	$ (116,700)		$ (218,359)
Basic net (loss)/income per share attributable to common stockholders	$ (1.59)	$ 0.23	$ (14.82)	$ 0.22
Net (loss)/income attributable to common stockholders - diluted	$ (3,120,817)	$ 118,593	$ (18,519,725)	$ 117,212
Dilutive net (loss)/income per share attributable to common stockholders	$ (1.59)	$ 0.11	$ (14.75)	$ 0.11
Series A Convertible Preferred Stock [Member]
Weighted-average effect of potentially dilutive securities:
Conversion of convertible preferred stock		70,203		70,203	8,877,927	2,106,075
Series B Convertible Preferred Stock [Member]
Weighted-average effect of potentially dilutive securities:
Conversion of convertible preferred stock		200,000		175,203	54,426,230	16,767,123
Series C Convertible Preferred Stock [Member]
Weighted-average effect of potentially dilutive securities:
Conversion of convertible preferred stock					36,045	36,045